OTHER LONG-TERM LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Other Long Term Liabilities [Abstract]
Schedule of Brookfield Renewables Other Long-term Liabilities
Brookfield Renewable’s other long-term liabilities as at December 31 are comprised of the following:

(MILLIONS)	2025	2024
Lease liabilities	$852	$1,109
Contract liabilities	679	686
Pension obligations	62	56
Other	231	225
	$1,824	$2,076